Loans	6 Months Ended
Feb. 29, 2024
Loans [Abstract]
Loans

Note 3 — Loans

The following table presents the Company’s outstanding loans as of February 29, 2024 and August 31, 2023:

	As of	As of
	February 29,	August 31,
	2024	2023
Long-term loans, current portion	$61,240	$61,240
Total	$61,240	$61,240

In March 2019, The Company entered into a banking facility agreement with UBS AG Singapore Branch, pursuant to which Shanghai OneSmart is entitled to borrow a USD denominated loan of $139 million term facility and $61 million greenshoe facility with a floating interest rate of LIBOR+2.7%. The term facility has a three-year term from the initial drawdown date and should be repaid in installments. The Company drew down the $139 million term facility in full in March 2019. The proceeds from this term facility were used for the Group’s share repurchase program, working capital, capital expenditure, and other general corporate purposes; and is guaranteed by OneSmart HK and subject to certain financial covenants as defined in the facility agreement. The Company is in default on these loans.